CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 8,034,765	$ 1,729,537
Marketable securities	0	326,494
Restricted cash	2,977,024	1,401,859
Grant receivable	360,233	0
Prepaid expenses and other current assets	235,523	222,950
TOTAL CURRENT ASSETS	11,607,545	3,680,840
PROPERTY AND EQUIPMENT, net	229,455	74,187
OTHER ASSETS
Intangible assets, net of accumulated amortization of $49,930 and $39,197, respectively	239,752	257,152
In-process research and development, net of accumulated amortization of $0	1,500,000	1,500,000
Other assets	55,320	25,728
TOTAL ASSETS	13,632,072	5,537,907
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,699,254	1,628,925
Accounts payable and accrued expenses, related party	433,712	423,997
Deferred revenue, current	4,166,667	0
TOTAL CURRENT LIABILITIES	6,299,633	2,052,922
LONG-TERM LIABILITIES
Deferred revenue, net of current portion	4,166,666	0
Loan payable	9,155,857	3,961,733
Accrued interest	258,639	58,134
TOTAL LONG-TERM LIABILITIES	13,581,162	4,019,867
TOTAL LIABILITIES	19,880,795	6,072,789
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.001 par value, 50,000,000 shares authorized, 11,707,051 and 11,687,747 shares issued and outstanding, respectively	11,707	11,687
Additional paid-in capital	16,054,697	15,552,946
Accumulated other comprehensive loss	0	(980)
Accumulated deficit	(22,315,127)	(16,098,535)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(6,248,723)	(534,882)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 13,632,072	$ 5,537,907